Inventories, Net (Tables)	6 Months Ended
Mar. 31, 2025
Inventories, Net [Abstract]
Schedule of Inventories and Reserve of Inventories

As of September 30, 2024 and March 31, 2025, inventories and reserve of inventories consisted of the following:

	As of September 30, 2024	As of March 31, 2025
		(Unaudited)
Finished goods (1)	$217,248	$4,404,291
Work in progress (2)	31,492	30,455
Raw materials (3)	316,887	410,445
Subtotal	565,627	4,845,191
Less: provision for inventories	(42,687)	(50,352)
Inventories, net	$522,940	$4,794,839

(1)	Finished goods included battery packs and electronic control systems.

(2)	Work in progress included work in progress of electronic control systems.

(3)	Raw materials included components and parts for manufacturing electronic control systems and the provision of maintenance service.

Schedule of Movement of Provision for Inventories

The movement of provision for inventories was as follows for the six months ended March 31, 2024 and 2025:

	Six months ended March 31,
	2024	2025
	(Unaudited)	(Unaudited)
Balance at beginning of period	$88,818	$42,687
Current period addition	99,138	30,507
Charge off	(56,917)	(21,405)
Foreign currency translation adjustment	851	(1,437)
Balance at the end of period	$131,890	$50,352